Accounts and notes receivables, net - Movements of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	¥ 23,298	¥ 14,175	¥ 491
Additions charged to bad debt expense	11,671	13,654	13,684
Write-off of bad debt allowance	0	(4,531)	0
Balance at the end of the year	¥ 34,969	¥ 23,298	¥ 14,175